Taxes on Income - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
In respect of:
Net operating loss carry forward	$ 5,844	$ 3,280	$ 3,691
Deferred Rent	46
Research and Development expenses	2,887		742
Stock-based compensation	897
Issuance Costs	1,261
In-Process R&D	761	806
Accrued expenses	5
Other	24	72	66
Less—valuation allowance	(11,725)	(4,158)	(4,499)	$ (2,551)
Net deferred tax assets